Convertible Notes (Details) - USD ($)	6 Months Ended
	Dec. 31, 2024	Aug. 27, 2024	Jun. 30, 2024	Jun. 30, 2023
Convertible Notes [Line Items]
Aggregate principal amount (in Dollars)		$ 3,145,000
Common stock, par value	$ 0.0001		$ 0.0001	$ 0.0001
Conversion price percentage	85.00%
Conversion price per share	$ 3.5
VWAP [Member]
Convertible Notes [Line Items]
Value weighted average price percentage	85.00%
Minimum [Member] | Floor Price [Member]
Convertible Notes [Line Items]
Initial closing equal per share	$ 2.47
Maximum [Member] | Floor Price [Member]
Convertible Notes [Line Items]
Initial closing equal per share	$ 2.68
Common Stock [Member]
Convertible Notes [Line Items]
Qualified financing least (in Dollars)	$ 5,000,000
Value weighted average price percentage	85.00%